UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07742

Exact name of registrant as specified in charter:	Voyageur Mutual Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2014

Item 1. Schedule of Investments.

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund	November 30, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 98.64%
Corporate-Backed Revenue Bonds – 3.97%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	2,700,000	$2,702,538
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	1,750,000	1,734,705
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 4.50% 10/1/37 (AMT)	2,055,000	2,060,959
		6,498,202
Education Revenue Bonds – 14.48%
Baytown Township Lease Revenue
(St. Croix Preparatory Academy) Series A 7.00% 8/1/38	500,000	524,665
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	262,047
Series A 5.00% 7/1/45	230,000	236,364
Deephaven Charter School Lease Revenue (Eagle Ridge
Academy Project)
Series A 5.50% 7/1/43	500,000	533,600
Duluth Housing & Redevelopment Authority Revenue
(Public School Academy) Series A 5.875% 11/1/40	1,000,000	1,065,540
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy)
Series A 5.75% 8/1/44	455,000	498,220
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	165,000	173,613
Series A 5.00% 7/1/44	495,000	512,577
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	800,000	810,848
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College) Series 6-J1 5.00% 5/1/36	1,000,000	1,004,010
(Bethel University) Series 6-R 5.50% 5/1/37	1,500,000	1,543,440
(Carleton College) Series 7-D 5.00% 3/1/40	1,055,000	1,176,494
(Macalester College) Series 6-P 4.25% 3/1/32	1,000,000	1,021,670
(St. Catherine University)
Series 7-Q 5.00% 10/1/25	325,000	363,542
Series 7-Q 5.00% 10/1/26	280,000	308,622
(St. John’s University) Series 6-U 4.75% 10/1/33	825,000	903,507
(St. Olaf College)
Series 6-O 4.50% 10/1/32	1,000,000	1,048,020
Series 6-O 5.00% 10/1/22	1,000,000	1,079,730
(St. Scholastica College) Series H 5.125% 12/1/40	750,000	810,375

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Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(University of St. Thomas)
Series 6-I 5.00% 4/1/23	1,500,000	$1,587,930
Series 7-A 5.00% 10/1/39	1,000,000	1,112,240
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 5.00% 9/1/44	1,475,000	1,481,682
St. Paul Housing & Redevelopment Authority
Lease Revenue
(St. Paul Conservatory for Performing Artists) Series A
4.625% 3/1/43	1,000,000	1,006,420
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Nova Classical Academy) Series A 6.625% 9/1/42	1,500,000	1,703,715
University of Minnesota
Series A 5.125% 4/1/34	1,000,000	1,134,450
Series A 5.25% 12/1/28	1,500,000	1,786,620
		23,689,941
Electric Revenue Bonds – 4.49%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
5.00% 1/1/42	1,500,000	1,633,785
Chaska Electric Revenue
(Generating Facilities) Series A 5.25% 10/1/25	1,000,000	1,040,990
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/22	490,000	581,071
Series A 5.00% 12/1/26	360,000	414,302
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/27	165,000	193,627
Series A 5.00% 10/1/28	500,000	582,105
Northern Municipal Power Agency Revenue
5.00% 1/1/18 (ASSURED GTY)	1,000,000	1,125,870
Series A 5.00% 1/1/24	335,000	398,841
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33	250,000	291,577
Series A 5.00% 1/1/34	450,000	522,113
Series A 5.00% 1/1/40	500,000	571,980
		7,356,261
Healthcare Revenue Bonds – 44.89%
Aitkin Health Care Facilities Revenue
(Riverwood Health Care Center) 5.50% 2/1/24	700,000	713,951
Anoka Health Care Facilities Revenue
(Homestead Anoka Project) Series A 7.00% 11/1/46	1,650,000	1,762,909

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Anoka Housing & Redevelopment Authority Revenue
(Fridley Medical Center Project) Series A 6.875% 5/1/40	1,000,000	$1,080,200
Apple Valley Economic Development Authority
Health Care Revenue
(Augustana Home St. Paul Project)
Series A 5.80% 1/1/30	1,000,000	1,010,570
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,000,000	2,007,600
Cloquet Housing Facilities
(HADC Cloquet Project) Series A 5.00% 8/1/48	850,000	859,511
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	200,000	200,934
Series A 5.00% 4/1/40	190,000	190,372
Series A 5.00% 4/1/48	185,000	183,043
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	750,000	818,685
6.00% 6/15/39	1,000,000	1,091,720
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/31	185,000	190,091
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	750,000	773,197
(St. John’s Lutheran Home of Albert Lea)
5.375% 10/1/44	450,000	446,495
Mahtomedi Senior Housing Revenue
(St. Andrew’s Village Project) 5.75% 12/1/40	1,000,000	1,010,220
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	2,200,000	2,292,862
5.25% 5/1/37	1,000,000	1,036,780
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	2,000,000	2,356,460
Series B 6.50% 11/15/38 (ASSURED GTY)	250,000	293,083
Series D 5.00% 11/15/34 (AMBAC)	3,000,000	3,060,420
Minnesota Agricultural & Economic Development Board
Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,000,000	1,000,990

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Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Moorhead Economic Development Authority Multifamily
Housing Revenue
(Eventide Lutheran Home Project) Series A
5.15% 6/1/29	550,000	$550,303
Northfield Hospital & Skilled Nursing Revenue
5.375% 11/1/31	1,000,000	1,036,470
Oak Park Heights Housing Revenue
(Oakgreen Commons Project) 7.00% 8/1/45	1,500,000	1,651,935
Oakdale Senior Housing
(Oak Meadows Project) 5.00% 4/1/34	500,000	515,300
Owatonna Senior Housing Revenue
(Senior Living Project)
Series A 5.80% 10/1/29	400,000	407,468
Series A 6.00% 4/1/41	1,250,000	1,270,550
Rochester Health Care & Housing Revenue
(Samaritan Bethany)
Series A 6.875% 12/1/29	1,000,000	1,120,920
Series A 7.375% 12/1/41	375,000	422,415
(The Homestead at Rochester Project)
Series A 5.25% 12/1/23	175,000	188,256
Series A 6.875% 12/1/48	800,000	897,864
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	1,790,000	1,840,621
Series C 4.50% 11/15/38 ●	1,925,000	2,235,041
(Olmsted Medical Center Project)
5.00% 7/1/22	350,000	410,298
5.00% 7/1/27	245,000	284,075
5.00% 7/1/28	225,000	259,774
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/22	1,080,000	1,185,829
Series A 6.25% 9/1/36	925,000	955,978
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	825,000	833,399
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	135,329
5.00% 9/1/34	105,000	118,661
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.50% 5/1/39 (ASSURED GTY)	1,500,000	1,665,105

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 5.125% 5/1/30	3,125,000	$3,502,469
Series B 5.00% 5/1/23	2,000,000	2,388,920
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.75% 7/1/39	3,830,000	4,314,418
Series C 5.50% 7/1/23	1,000,000	1,113,720
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Allina Health System) Series A
5.00% 11/15/18 (NATL-RE)	1,900,000	2,126,499
(Health Partners Obligation Group Project)
5.25% 5/15/36	1,000,000	1,045,800
St. Paul Housing & Redevelopment Authority Hospital
Revenue
(Health East Project)
6.00% 11/15/25	1,000,000	1,039,810
6.00% 11/15/30	1,000,000	1,040,090
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Senior Carondelet Village Project)
Series A 6.00% 8/1/42	770,000	813,159
(Senior Episcopal Homes Project)
5.125% 5/1/48	1,700,000	1,736,873
Series A 5.15% 11/1/42	775,000	789,973
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue
(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	1,001,990
Stillwater Health Care Revenue
(Health System Obligation Group)
5.00% 6/1/25	2,000,000	2,037,120
5.00% 6/1/35	1,000,000	1,006,990
Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28 @	1,825,000	1,825,365
Victoria Health Care Facilities Revenue
(Augustana Emerald Care Project) 5.00% 8/1/39	1,500,000	1,541,865
Washington County Housing & Redevelopment Authority
Healthcare & Housing Revenue
(Birchwood & Woodbury Projects)
Series A 5.625% 6/1/37	1,000,000	1,024,910

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Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	260,000	$283,579
Series A 5.75% 11/1/39	590,000	643,519
Series A 6.00% 5/1/47	920,000	1,011,200
Winona Health Care Facilities Revenue
(Winona Health Obligation Group) 5.15% 7/1/31	1,500,000	1,557,135
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.25% 12/1/49	1,250,000	1,254,363
		73,465,451
Housing Revenue Bonds – 7.05%
Minneapolis Multifamily Housing Revenue
(Grant Street Apartments Project) Series A
7.25% 11/1/29	1,885,000	1,888,355
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	800,000	800,552
(Trinity Apartments ) Series A 6.75% 5/1/21 (HUD)	415,000	415,772
Minneapolis-St. Paul Housing Finance Board
Mortgage-Backed Securities Program
(City Living Project) Series A-2
5.00% 12/1/38 (GNMA) (FNMA) (AMT)	92,490	93,390
Minnesota Housing Finance Agency
(Rental Housing) Series A-1 5.00% 8/1/40 (AMT)	2,265,000	2,276,733
(Residential Housing)
Series G 5.00% 7/1/36 (AMT)	695,000	698,614
Series I 4.85% 7/1/38 (AMT)	830,000	837,429
Series L 5.10% 7/1/38 (AMT)	1,130,000	1,169,810
Series M 4.875% 7/1/37 (AMT)	1,830,000	1,847,458
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue
(Selby Grotto Housing Project)
5.50% 9/20/44 (GNMA) (FHA) (AMT)	750,000	750,735
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	750,547
		11,529,395
Lease Revenue Bonds – 3.84%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,750,000	2,008,983
Series A 5.00% 6/1/43	1,000,000	1,129,570
Series B 5.00% 3/1/21	250,000	299,233
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt) 5.00% 8/1/29	2,660,000	2,840,375
		6,278,161

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Local General Obligation Bonds – 9.82%
Chaska Independent School District No.112
(School Building) Series A 4.50% 2/1/28 (NATL-RE)	1,000,000	$1,069,540
Farmington Independent School District No. 192
(School Building) Series B 5.00% 2/1/27 (AGM)	1,000,000	1,007,690
Foley Independent School District No. 51
(School Building) Series A 5.00% 2/1/21	1,105,000	1,163,753
Hopkins Independent School District No. 270
(Alternative Facilities) 5.00% 2/1/26 (NATL-RE)	1,055,000	1,063,524
Mahtomedi Independent School District No 832
(School Building)
Series A 5.00% 2/1/28	1,000,000	1,210,660
Series A 5.00% 2/1/30	445,000	530,489
Series A 5.00% 2/1/31	1,000,000	1,188,220
Metropolitan Council Waste Water Treatment
Series B 5.00% 12/1/21	500,000	500,205
Series C 5.00% 3/1/28	1,000,000	1,058,330
Minneapolis Various Purposes
4.00% 12/1/23	1,500,000	1,593,735
South Washington County Independent School
District No. 833 (School Building)
Series A 4.75% 2/1/27	1,500,000	1,644,795
Staples United Hospital District Health Care Facilities
(Todd Morrison ETC Hospital-Lakewood)
5.00% 12/1/21	610,000	612,263
5.125% 12/1/24	205,000	205,726
5.25% 12/1/26	1,540,000	1,545,328
White Bear Lake Independent School District No. 624
(Alternative Facilities) Series B 4.75% 2/1/22	1,500,000	1,682,580
		16,076,838
Pre-Refunded Bonds – 0.77%
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services) 5.00% 9/1/20-16§	1,150,000	1,241,839
Minnesota
Series A 5.00% 10/1/24-21§	15,000	18,235
		1,260,074
Special Tax Revenue Bonds – 5.68%
Hennepin County Sales Tax Revenue
(First Lien-Ball Park Project) Series B 5.00% 12/15/24	1,000,000	1,119,400
(Second Lien-Ballpark Project)
Series B 5.00% 12/15/20	1,500,000	1,681,680
Series B 5.00% 12/15/24	1,000,000	1,119,400

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Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2-A 5.00% 6/1/28 (AMT)	1,170,000	$1,210,657
Minneapolis Tax Increment Revenue
(Ivy Tower Project) 5.70% 2/1/29 @	785,000	762,871
(St. Anthony Falls Project) 5.65% 2/1/27	500,000	500,385
Minnesota 911 Revenue
(Public Safety Radio Commission System Project)
5.00% 6/1/24 (ASSURED GTY)	1,000,000	1,123,260
St. Paul Port Authority
(Limited Tax Brownfields Redevelopment Tax)
Series 2 5.00% 3/1/37	1,000,000	1,072,640
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	600,000	702,054
		9,292,347
State General Obligation Bond – 0.72%
Minnesota
Series A 5.00% 10/1/24	985,000	1,178,089
		1,178,089
Transportation Revenue Bonds – 2.93%
Minneapolis – St. Paul Metropolitan Airports Commission
Revenue
5.00% 1/1/21	1,000,000	1,191,140
5.00% 1/1/22	1,000,000	1,175,310
Subordinate Series B 5.00% 1/1/29	2,130,000	2,422,854
		4,789,304
Total Municipal Bonds (cost $153,295,365)		161,414,063

	Number of
	shares
Short-Term Investment – 0.87%
Money Market Mutual Fund – 0.87%
Minnesota Municipal Cash Trust	1,417,995	1,417,995
Total Short-Term Investment (cost $1,417,995)		1,417,995
Total Value of Securities – 99.51%
(cost $154,713,360)		162,832,058

Receivables and Other Assets Net of Liabilities – 0.49%		804,752
Net Assets – 100.00%		$163,636,810

@	Illiquid security. At Nov. 30, 2014, the aggregate value of illiquid securities was $2,588,236, which represents 1.58% of the Fund’s net assets.

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(Unaudited)

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of Nov. 30, 2014. Interest rates reset periodically.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
FHA – Federal Housing Administration
FNMA – Federal National Mortgage Association collateral
GNMA – Government National Mortgage Association Collateral
HUD – Housing and Urban Development Section 8
NATL-RE – Insured by National Public Finance Guarantee Corporation

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Notes
Delaware Minnesota High-Yield Municipal Bond Fund	November 30, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds - Delaware Minnesota High-Yield Municipal Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

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(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2014:

	Level 1	Level 2	Total
Municipal Bonds	$—	$161,414,063	$161,414,063
Short-Term Investments	1,417,995	—	1,417,995
Total	$1,417,995	$161,414,063	$162,832,058

During the period ended Nov. 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Nov. 30, 2014, there were no Level 3 investments.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2014 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Schedule of investments
Delaware National High-Yield Municipal Bond Fund	November 30, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 96.49%
Corporate Revenue Bonds – 20.66%
Allegheny County, Pennsylvania Industrial Development
Authority Revenue
(Environmental Improvement - U.S. Steel Corp. Project)
5.75% 8/1/42 (AMT)	6,520,000	$6,643,228
6.875% 5/1/30	300,000	344,115
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo)
Series A-2 5.875% 6/1/47	14,390,000	11,808,578
Series A-2 6.50% 6/1/47	8,405,000	7,461,286
California Pollution Control Financing Authority Revenue
(Poseidon Resources) 144A 5.00% 7/1/37 (AMT)#	5,000,000	5,371,850
California State Enterprise Development Authority Revenue
(Sunpower Corp.- Recovery Zone Facility) 8.50% 4/1/31	1,000,000	1,158,330
Capital Trust Agency, Florida Revenue
(Million Air One) 7.75% 1/1/41 (AMT)	1,700,000	1,737,740
City of Valparaiso, Indiana
(Pratt Paper LLC Project) 7.00% 1/1/44 (AMT)	2,865,000	3,281,600
Cloquet, Minnesota Pollution Control Revenue
(Potlatch Corp. Project) 5.90% 10/1/26	3,605,000	3,608,389
Columbus County, North Carolina Industrial Facilities &
Pollution Control Financing
(International Paper Co. Project) Series A 5.70% 5/1/34	1,000,000	1,124,630
County of Nez Perce, Idaho
(Potlatch Project) 6.00% 10/1/24	1,285,000	1,286,208
Gaston County, North Carolina Industrial Facilities &
Pollution Control Financing Authority
Exempt Facilities (National Gypsum Co. Project)
5.75% 8/1/35 (AMT)	1,510,000	1,513,382
Gloucester County, New Jersey Pollution Control
Financing Authority
(Keystone Urban Renewal) Series A
5.00% 12/1/24 (AMT)	1,430,000	1,603,245
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
(Asset-Backed Senior Notes)
Series A-1 5.125% 6/1/47	5,000,000	3,839,850
Series A-1 5.75% 6/1/47	14,410,000	12,159,590
Houston, Texas Airport System Revenue
(Continental Airlines) Series A 6.625% 7/15/38 (AMT)	2,000,000	2,257,060
(United Airlines) 5.00% 7/1/29 (AMT)	1,150,000	1,225,716
Illinois Railsplitter Tobacco Settlement Authority
5.50% 6/1/23	2,010,000	2,364,745
6.00% 6/1/28	1,455,000	1,704,300

NQ- 425 [11/14] 1/15 (13766)     1

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Illinois Railsplitter Tobacco Settlement Authority
6.25% 6/1/24	2,635,000	$2,854,337
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue
(Westlake Chemical Corp.) Series A-1 6.50% 11/1/35	3,000,000	3,603,870
Louisiana Public Facilities Authority
(LA Pellets Inc. Project) Series A 8.375% 7/1/39 (AMT)	3,500,000	3,632,055
Maryland Economic Development Corporation Facilities
Revenue
(CNX Marine Terminals Inc.) 5.75% 9/1/25	5,875,000	6,505,329
Michigan Tobacco Settlement Financing Authority
Revenue Asset-Backed
Series A 6.00% 6/1/48	555,000	455,999
M-S-R Energy Authority, California Gas Revenue
Series A 6.50% 11/1/39	2,500,000	3,397,425
New Jersey Economic Development Authority Special
Facility Revenue
(Continental Airlines Project)
5.25% 9/15/29 (AMT)	4,000,000	4,249,000
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,381,595
New York City, New York Industrial Development Agency
Special Facilities Revenue
(American Airlines - JFK International Airport)
7.50% 8/1/16	100,000	104,913
7.75% 8/1/31 (AMT)●	1,000,000	1,094,560
(JetBlue Airways Corp. Project) 5.125% 5/15/30 (AMT)	1,000,000	1,000,190
New York Liberty Development Corporation Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	5,000,000	5,992,650
(Second Priority - Bank of America Tower) Class 3
6.375% 7/15/49	2,000,000	2,265,780
Ohio State Water Development Authority
(First Energy Nuclear Generation) Series B
4.00% 12/1/33 ●	5,000,000	5,307,250
Pennsylvania Economic Development Financing Authority
(National Gypson) 5.50% 11/1/44 (AMT)	3,000,000	3,040,860
Pima County, Arizona Industrial Development Authority
Pollution Control Revenue
(Tucson Electric Power) Series A 5.25% 10/1/40	500,000	547,140
Port of Seattle, Washington Industrial Development
Corporation Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	2,047,680
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	8,000,000	9,143,600

2     NQ- 425 [11/14] 1/15 (13766)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Salt Verde, Arizona Financial Senior Gas Revenue
5.25% 12/1/27	2,235,000	$2,656,387
5.25% 12/1/28	1,050,000	1,249,521
5.50% 12/1/29	765,000	928,419
Sweetwater County, Wyoming Solid Waste Disposal
Revenue
(FMC Corp. Project) 5.60% 12/1/35 (AMT)	1,000,000	1,018,630
Texas Municipal Gas Acquisition & Supply Corp I
(Senior Lien) Series D 6.25% 12/15/26	4,460,000	5,488,833
Tobacco Settlement Financing Corporation, Louisiana
Asset-Backed Note
Series A 5.25% 5/15/35	2,540,000	2,798,013
Tobacco Settlement Financing Corporation, New Jersey
Series 1A 5.00% 6/1/41	12,030,000	9,207,642
Town of Shoals Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,625,000	1,815,466
TSASC, New York Revenue (Asset-Backed)
Series 1 5.125% 6/1/42	485,000	395,770
Tulsa, Oklahoma Municipal Airport Trust Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	2,111,140
		154,787,896
Education Revenue Bonds – 16.04%
Arlington, Texas Higher Education Finance
(Arlington Classic Academy) 7.65% 8/15/40	1,000,000	1,137,260
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45	1,215,000	1,308,871
Buffalo & Erie County, New York Industrial Land
Development Corporation Revenue
(Medaille College Project) 5.25% 4/1/35	1,885,000	1,996,969
California Municipal Finance Authority Revenue
(Azusa Pacific University Project) Series B 7.75% 4/1/31	1,000,000	1,216,330
(Partnership Uplift Community Project) Series A
5.25% 8/1/42	1,700,000	1,774,800
(Santa Rosa Academy Project) Series A 6.00% 7/1/42	1,250,000	1,310,175
(Southwestern Law School) 6.50% 11/1/41	1,500,000	1,855,110
California School Finance Authority
(New Designs Charter School) Series A 5.50% 6/1/42	2,750,000	2,723,050
(View Park Elementary & Middle Schools)
5.875% 10/1/44	1,000,000	1,007,340
6.00% 10/1/49	720,000	724,817
California State University
(Systemwide) Series A 5.00% 11/1/17	4,570,000	5,167,025

NQ- 425 [11/14] 1/15 (13766)     3

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Statewide Communities Development Authority
Charter School Revenue
(Green Dot Public Schools) Series A 7.25% 8/1/41	1,915,000	$2,227,566
California Statewide Communities Development Authority
Revenue
(Aspire Public Schools Project) 6.00% 7/1/40	995,000	1,021,497
(California Baptist University Project)
7.50% 11/1/41	1,000,000	1,181,320
Series A 5.50% 11/1/38	2,000,000	2,061,560
Chattanooga, Tennessee Health Educational & Housing
Facilities Board Revenue
(CDFI Phase I, LLC Project) Series A 5.125% 10/1/35	1,000,000	1,008,170
(CDFI Phase I, LLC Project) Subordinate Series B
6.00% 10/1/35	1,500,000	1,518,030
Clifton, Texas Higher Education Finance Corporation
Revenue
(Idea Public Schools) 5.75% 8/15/41	1,000,000	1,127,780
(Uplift Education) Series A 6.25% 12/1/45	1,000,000	1,165,040
Colorado Educational & Cultural Facilities Authority
Revenue
(Charter School - Community Leadership Academy)
7.45% 8/1/48	2,000,000	2,340,760
(Skyview Charter School) 144A 5.375% 7/1/44 #	500,000	522,850
County of Kanawha, West Virginia
(West Virginia University Foundation Project)
6.75% 7/1/45	2,500,000	2,790,375
District of Columbia
(KIPP Charter School) 6.00% 7/1/48	1,450,000	1,673,199
(Provident Group - Howard Properties) 5.00% 10/1/35	2,500,000	2,601,200
East Hempfield Township, Pennsylvania Industrial
Development Authority
(Student Services Income - Student Housing Project)
5.00% 7/1/30	1,000,000	1,075,400
Gainesville, Georgia Redevelopment Authority Educational
Facilities Revenue
(Riverside Military Academy Project)
5.125% 3/1/27	2,800,000	2,783,424
5.125% 3/1/37	2,000,000	1,894,400
Hawaii State Department of Budget & Finance
(Hawaii University) Series A 6.875% 7/1/43	2,000,000	2,255,860
Henderson Public Improvement Trust
(Touro College & University System) 5.50% 1/1/44	2,000,000	2,185,480

4     NQ- 425 [11/14] 1/15 (13766)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Idaho Housing & Finance Association
(North Star Charter School)
Series A 6.75% 7/1/48	529,150	$522,186
Series B 144A 10.002% 7/1/49 #^	2,888,155	234,518
Illinois Finance Authority
(Lake Forest College) Series A 6.00% 10/1/48	1,000,000	1,111,830
(Rogers Park Montessori)
6.00% 2/1/34	675,000	697,039
6.125% 2/1/45	1,800,000	1,834,578
Illinois Finance Authority Charter School Revenue
(Uno Charter School) Series A 7.125% 10/1/41	1,000,000	1,146,030
Illinois Finance Authority Student Housing Revenue
(Dekalb II - Northern Illinois University Project)
6.875% 10/1/43	1,000,000	1,171,800
Indiana State Finance Authority Revenue Educational
Facilities
(Drexel Foundation - Thea Bowman Academy Charter
School) Series A 7.00% 10/1/39	1,000,000	1,028,490
Louisiana Public Facilities Authority Revenue
(Lake Charles Charter Academy Foundation Project)
8.00% 12/15/41	1,500,000	1,678,500
(Southwest Louisiana Charter Academy Foundation
Project) Series A 8.375% 12/15/43	2,500,000	2,720,925
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	2,845,000	2,932,057
Maryland State Economic Development Corporation
Student Housing Revenue
(University of Maryland College Park Projects)
5.75% 6/1/33	1,130,000	1,215,767
Maryland State Health & Higher Educational Facilities
Authority Revenue
(Patterson Park Public Charter School) Series A
6.125% 7/1/45	1,000,000	1,048,930
Massachusetts Health & Educational Facilities Authority
Revenue
(Springfield College) 5.625% 10/15/40	1,000,000	1,081,710
Massachusetts State Development Finance Agency
Revenue
(Harvard University) Series B-1 5.00% 10/15/20	1,510,000	1,819,927
Michigan Finance Authority Limited Obligation Revenue
(Higher Education Thomas M Cooley) 144A
6.75% 7/1/44 #	3,500,000	3,633,525

NQ- 425 [11/14] 1/15 (13766)     5

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Michigan Finance Authority Limited Obligation Revenue
(Public School Academy) (Old Redford) Series A
6.50% 12/1/40	900,000	$913,815
(Public School Academy) (University Learning)
7.50% 11/1/40	1,000,000	1,097,500
(Public School Academy) (Voyageur) 8.00% 7/15/41	1,250,000	1,224,225
Michigan Public Educational Facilities Authority Revenue
(Limited-Obligation-Landmark Academy) 7.00% 12/1/39	950,000	998,535
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) Series 6-R 5.50% 5/1/37	1,000,000	1,028,960
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair) 5.875% 6/1/42	1,500,000	1,658,865
New Jersey State Higher Education Student Assistance
Authority Student Loan Revenue
Series 1B 5.75% 12/1/39 (AMT)	1,250,000	1,361,537
New York State Dormitory Authority
(Touro College & University System) Series A
5.50% 1/1/44	2,875,000	3,211,979
North Texas Education Finance Revenue
(Uplift Education) Series A 5.25% 12/1/47	2,100,000	2,268,441
Oregon State Facilities Authority Revenue
(Concordia University Project)
Series A 144A 6.125% 9/1/30 #	900,000	963,162
Series A 144A 6.375% 9/1/40 #	500,000	541,325
Pennsylvania State Higher Educational Facilities Authority
Revenue
(Edinboro University Foundation) 5.80% 7/1/30	1,300,000	1,411,631
(Edinboro University) 6.00% 7/1/42	1,000,000	1,061,870
(Foundation Indiana University) Series A 0.808% 7/1/39
(SGI)●	2,400,000	1,888,680
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue
(1st Philadelphia Preparatory) 7.25% 6/15/43	1,230,000	1,358,351
(Discovery Charter School Project)
5.875% 4/1/32	450,000	473,773
6.25% 4/1/37	200,000	213,922
(Global Leadership Academy Project) 6.375% 11/15/40	1,000,000	1,069,330
(Green Woods Charter School) Series A 5.75% 6/15/42	1,600,000	1,643,264
(New Foundation Charter School Project)
6.625% 12/15/41	1,000,000	1,099,080
(Tacony Academy Charter School Project)
7.00% 6/15/43	1,540,000	1,698,004

6     NQ- 425 [11/14] 1/15 (13766)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Phoenix, Arizona Industrial Development Authority
Revenue
(Choice Academies Project)
5.375% 9/1/32	1,000,000	$1,039,100
5.625% 9/1/42	600,000	627,354
(Eagle College Preparatory Project) Series A
5.00% 7/1/43	450,000	424,535
(Legacy Traditional Schools Project) Series A 144A
6.75% 7/1/44 #	1,500,000	1,701,045
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,135,960
Pima County, Arizona Industrial Development Authority
Revenue
(Edkey Charter Schools Project) 6.00% 7/1/43	2,000,000	1,970,300
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University) Series A 5.00% 10/1/32	1,005,000	1,082,968
Provo, Utah Charter School Revenue
(Freedom Academy Foundation Project) 5.50% 6/15/37	810,000	802,742
San Juan, Texas Higher Education Finance Authority
Education Revenue
(Idea Public Schools) Series A 6.70% 8/15/40	2,000,000	2,373,440
Utah State Charter School Finance Authority Revenue
(North Davis Preparatory) 6.375% 7/15/40	1,290,000	1,401,366
Wisconsin Public Finance Authority Revenue
(Roseman University Health Sciences Project)
5.75% 4/1/42	2,000,000	2,150,820
Wyoming Community Development Authority Student
Housing Revenue
(CHF-Wyoming LLC) 6.50% 7/1/43	1,000,000	1,144,820
Yonkers, New York Economic Development Corporation
Education Revenue
(Charter School Educational Excellence)
6.25% 10/15/40	595,000	633,074
		120,207,243
Electric Revenue Bonds – 0.27%
Southern Minnesota Municipal Power Agency
Series A 5.25% 1/1/17 (AMBAC)	750,000	823,950
State of California Department of Water Resources
Series L 5.00% 5/1/17	1,045,000	1,160,044
		1,983,994
Healthcare Revenue Bonds – 23.45%
Abag, California Finance Authority for Nonprofit
Corporations
(Episcopal Senior Communities) 6.125% 7/1/41	1,650,000	1,896,659

NQ- 425 [11/14] 1/15 (13766)     7

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Alachua County, Florida Health Facilities Authority
(Oak Hammock University)
Series A 8.00% 10/1/42	1,000,000	$1,249,940
Series A 8.00% 10/1/46	1,500,000	1,871,280
Apple Valley, Minnesota Economic Development Authority
Health Care Revenue
(Augustana Home St. Paul Project) Series A
6.00% 1/1/40	1,000,000	1,010,230
Bexar County, Texas Health Facilities Development
Corporation Revenue
(Army Retirement Residence Project) 5.875% 7/1/30	1,000,000	1,119,630
Brevard County, Florida Health Facilities Authority
Revenue
(Health First Inc. Project) 7.00% 4/1/39	3,500,000	4,065,740
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29	900,000	1,069,587
California Municipal Finance Authority Revenue
(Eisenhower Medical Center) Series A 5.75% 7/1/40	1,000,000	1,109,050
California Statewide Communities Development Authority
Revenue
(BE Group) 144A 7.25% 11/15/41 #	500,000	598,850
Camden County, New Jersey Improvement Authority
Revenue
(Cooper Health System Obligation Group)
5.75% 2/15/42	2,500,000	2,865,725
Chesterfield County, Virginia Economic Development
Authority Revenue
(1st Mortgage - Brandermill Woods Project)
5.125% 1/1/43	1,030,000	1,061,580
City of Rochester Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,500,000	2,805,825
City of Westminster, Maryland
(Lutheran Village Millers Grant)
6.00% 7/1/34	800,000	849,048
Series A 5.00% 7/1/24	1,700,000	1,745,543
Series A 6.125% 7/1/39	750,000	792,833
Series A 6.25% 7/1/44	2,000,000	2,125,840
City of Wichita, Kansas
(Presbyterian Manors)
Series IV-A 5.625% 5/15/44	1,645,000	1,678,229
Series IV-A 5.625% 5/15/49	1,450,000	1,475,331
Colorado Health Facilities Authority Revenue
(American Baptist) 8.00% 8/1/43	2,500,000	2,983,150

8     NQ- 425 [11/14] 1/15 (13766)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(Christian Living Community Project) Series A
5.75% 1/1/37	1,990,000	$2,032,069
(Mental Health Center Denver Project) Series A
5.75% 2/1/44	500,000	559,685
(School Health Systems) Series A 5.00% 1/1/44	1,000,000	1,115,500
Cumberland County, Pennsylvania Municipal Authority
Revenue
(Asbury Pennsylvania Obligation Group) 5.25% 1/1/41	1,600,000	1,643,264
(Diakon Lutheran Ministries Project)
5.00% 1/1/36	1,000,000	1,020,240
6.375% 1/1/39	1,000,000	1,108,680
Decatur, Texas Hospital Authority
(Wise Regional Health Systems)
Series A 5.00% 9/1/34	1,000,000	1,038,270
Series A 5.25% 9/1/29	500,000	535,440
Series A 5.25% 9/1/44	2,000,000	2,086,740
Duluth, Minnesota Economic Development Authority
Revenue
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	3,750,000	4,093,425
East Rochester, New York Housing Authority Revenue
(Senior Living - Woodland Village Project) 5.50% 8/1/33	1,200,000	1,219,416
Florida Development Finance
(UF Health - Jacksonville Project) Series A
6.00% 2/1/33	2,375,000	2,639,171
Hanover County, Virginia Economic Development Authority
Residential Care Revenue
(Covenant Woods) Series A 5.00% 7/1/42	1,735,000	1,771,175
Hawaii Pacific Health Special Purpose Revenue
Series A 5.50% 7/1/40	1,250,000	1,381,937
Hawaii State Department of Budget & Finance Special
Purpose Senior Living Revenue
(15 Craigside Project) Series A 9.00% 11/15/44	1,000,000	1,253,270
(Hawaii Pacific Health Obligation) Series A
5.50% 7/1/43	2,990,000	3,417,211
(Kahala Nui) 5.25% 11/15/37	1,000,000	1,090,210
Hospital Facilities Authority of Multnomah County, Oregon
(Mirabella at South Waterfront) 5.50% 10/1/49	2,400,000	2,513,232
Illinois Finance Authority Revenue
(Admiral at Lake Project) 8.00% 5/15/46	1,500,000	1,594,965
(Lutheran Home & Services) 5.75% 5/15/46	1,685,000	1,766,520
(Provena Health) Series A 7.75% 8/15/34	1,000,000	1,249,970

NQ- 425 [11/14] 1/15 (13766)     9

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Illinois Finance Authority Revenue
(Silver Cross & Medical Centers) 7.00% 8/15/44	3,570,000	$4,190,573
Indiana Finance Authority Revenue
(King’s Daughters Hospital & Health)
5.50% 8/15/40	1,000,000	1,099,450
5.50% 8/15/45	1,000,000	1,097,820
(Marquette Project) 5.00% 3/1/39	1,250,000	1,305,563
Iowa Finance Authority
(Sunrise Retirement Community) 5.75% 9/1/43	2,500,000	2,547,500
Kentucky Economic Development Finance Authority
Hospital Revenue
(Owensboro Medical Health System) Series A
6.50% 3/1/45	4,965,000	5,761,982
Kentwood, Michigan Economic Development Corporation
Revenue
(Limited Obligation - Holland Home) 5.625% 11/15/41	1,250,000	1,313,825
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference Health Care Facility Project)
7.75% 10/1/41	1,750,000	1,941,817
Lake County, Florida Individual Development Revenue
(Cranes View Lodge project) Series A 7.125% 11/1/42	3,000,000	3,037,500
Lancaster County, Pennsylvania Hospital Authority
Revenue
(Brethren Village Project) Series A 6.375% 7/1/30	725,000	762,490
Lebanon County, Pennsylvania Health Facilities Authority
Center Revenue
(Pleasant View Retirement) Series A 5.30% 12/15/26	1,000,000	1,002,290
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37	1,705,000	2,005,046
Lucas County, Ohio Health Care Facilities Revenue
(Sunset Retirement Communities) 5.50% 8/15/30	1,000,000	1,098,600
Lucas County, Ohio Improvement
(Lutheran Homes) Series A 7.00% 11/1/45	3,865,000	4,282,033
Maine Health & Higher Educational Facilities Authority
Revenue
(Maine General Medical Center) 6.75% 7/1/41	1,700,000	1,906,737
Martin County, Florida Health Facilities Authority Revenue
(Martin Memorial Medical Center) 5.50% 11/15/42	1,000,000	1,097,380
Maryland State Health & Higher Educational Facilities
Authority Revenue
(Doctors Community Hospital) 5.75% 7/1/38	1,730,000	1,833,592
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes) 5.50% 6/1/47	2,750,000	2,884,283

10     NQ- 425 [11/14] 1/15 (13766)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Missouri State Health & Educational Facilities Authority
Revenue
(Lutheran Senior Services) 6.00% 2/1/41	1,000,000	$1,109,560
Montgomery County, Pennsylvania Industrial Development
Authority Revenue
(Meeting - Whitemarsh Continuing Care) 6.25% 2/1/35	2,500,000	2,509,200
New Hampshire Health & Education Facilities Authority
(Rivermeade) Series A 6.875% 7/1/41	1,380,000	1,543,199
New Jersey Economic Development Authority
(Lions Gate Project) 5.25% 1/1/44	2,000,000	2,070,800
New Jersey Health Care Facilities Financing Authority
Revenue
(Barnabas Health Services)
Series A 4.00% 7/1/26	980,000	1,034,155
Series A 5.00% 7/1/25	170,000	193,423
(St. Joseph’s Healthcare System) 6.625% 7/1/38	860,000	962,417
(St. Peters University Hospital) 6.25% 7/1/35	2,700,000	2,957,121
(Trinitas Hospital Obligation Group) Series A
5.25% 7/1/30	1,240,000	1,322,299
New York State Dormitory Authority Revenue Non State
Supported Debt
(Orange Regional Medical Center) 6.25% 12/1/37	5,000,000	5,320,450
North Carolina Medical Care Commission Health Care
Facilities Revenue
(First Mortgage - Galloway Ridge Project) 6.00% 1/1/39	1,520,000	1,617,675
(First Mortgage - Presbyterian Homes) 5.60% 10/1/36	1,000,000	1,036,360
Northampton County, Pennsylvania Industrial
Development Authority Revenue
(Morningstar Senior Living) 5.00% 7/1/36	2,000,000	2,067,520
Onondaga, New York Civic Development Revenue
(St. Joseph’s Hospital Health Center)
4.50% 7/1/32	1,000,000	973,630
5.00% 7/1/16	1,000,000	1,040,980
5.00% 7/1/17	1,945,000	2,055,204
5.125% 7/1/31	1,000,000	1,056,170
Orange County, New York Funding Corporation Assisted
Living Residence Revenue
6.50% 1/1/46	4,000,000	3,934,160
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
7.25% 6/1/34	285,000	323,894
Series A 7.50% 6/1/49	2,920,000	3,325,763

NQ- 425 [11/14] 1/15 (13766)     11

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority
Health System Revenue
(Albert Einstein Healthcare) Series A 6.25% 10/15/23	1,100,000	$1,284,591
Public Finance Authority, Wisconsin
(Rose Villa Project) Series A 5.75% 11/15/44	2,000,000	2,083,860
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Inc.) 6.00% 5/15/47	1,500,000	1,624,140
San Buenaventura, California Revenue
7.50% 12/1/41	4,475,000	5,378,547
South Carolina Jobs - Economic Development Authority
Hospital Revenue
(Palmetto Health) 5.75% 8/1/39	915,000	1,001,376
Southwestern Illinois Development Authority Revenue
(Memorial Group Inc.)
7.125% 11/1/30	1,420,000	1,659,909
7.125% 11/1/43	2,500,000	2,853,450
St. Johns County, Florida Industrial Development Authority
Revenue
(Presbyterian Retirement) Series A 5.875% 8/1/40	1,000,000	1,119,040
St. Louis Park, Minnesota Health Care Facilities Revenue
(Park Nicollet Health Services) 5.75% 7/1/39	500,000	563,240
St. Paul, Minnesota Housing & Redevelopment Authority
Hospital Revenue
(Health East Project) 6.00% 11/15/30	2,000,000	2,080,180
Suffolk County, New York Economic Development
Corporation Revenue
(Peconic Landing Southland) 6.00% 12/1/40	575,000	635,881
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	500,000	536,190
Travis County, Texas Health Facilities Development
Corporation Revenue
(Westminister Manor Project) 7.125% 11/1/40	1,000,000	1,165,430
University of Arizona Medical Center Hospital Revenue
6.00% 7/1/39	1,500,000	1,771,710
Vermont Economic Development Authority Revenue
(Wake Robin Corp. Project) 5.40% 5/1/33	1,100,000	1,150,138
Washington State Health Care Facilities Authority Revenue
(Multicare Health System) Series B
6.00% 8/15/39 (ASSURED GTY)	1,250,000	1,436,450
Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	270,000	294,486
Series A 5.75% 11/1/39	600,000	654,426

12     NQ- 425 [11/14] 1/15 (13766)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 6.00% 5/1/47	920,000	$1,011,200
West Virginia Hospital Finance Authority Revenue
(Highland Hospital Obligation Group) 9.125% 10/1/41	3,000,000	3,305,970
Winchester, Virginia Industrial Development Authority
Residential Care Facility Revenue
(Westminster-Canterbury Project) Series A
5.30% 1/1/35	1,000,000	1,001,460
		175,738,595
Housing Revenue Bonds – 1.56%
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Affordable Housing) Senior Series A
5.25% 8/15/39	1,200,000	1,321,212
(Caritas Projects)
Senior Series A 5.50% 8/15/47	1,500,000	1,650,570
Senior Series A 6.40% 8/15/45	1,800,000	2,022,984
City of Williston North Dakota
(Eagle Crest Apartments LLC Project) 7.75% 9/1/38	2,515,000	2,646,635
Independent Cities Finance Authority
Series A 5.25% 5/15/44	750,000	814,935
Series A 5.25% 5/15/49	3,000,000	3,246,990
		11,703,326
Lease Revenue Bonds – 4.97%
California Municipal Finance Authority Revenue
(Goodwill Industry Sacramento Valley and Northern
Nevada Project)
5.25% 1/1/45	1,295,000	1,295,000
Series A 6.625% 1/1/32	500,000	536,570
Series A 6.875% 1/1/42	1,500,000	1,611,480
California Statewide Communities Development Authority
Revenue
(Lancer Plaza Project) 5.875% 11/1/43	1,875,000	1,989,787
Capital Trust Agency, Florida Revenue
(Air Cargo - Aero Miami) Series A 5.35% 7/1/29	920,000	1,017,778
District of Columbia Revenue
(Center of Strategic & International Studies)
6.625% 3/1/41	2,235,000	2,436,664
New York Liberty Development
(Class 2-3 World Trade Center) 144A 5.375% 11/15/40 #	2,410,000	2,528,427
(Class 3-3 World Trade Center) 144A 7.25% 11/15/44 #	3,750,000	4,254,337

NQ- 425 [11/14] 1/15 (13766)     13

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Public Finance Authority, Wisconsin Airport Facilities
Revenue
(AFCO Investors II Portfolio) 5.75% 10/1/31 (AMT)	3,775,000	$3,792,403
(Senior Obligation Group) 5.00% 7/1/42 (AMT)	4,000,000	4,116,880
Tobacco Settlement Financing Authority Revenue, New
York
(Revenue Asset Backed) Series B 5.00% 6/1/21	3,860,000	4,118,080
Virginia Public Building Authority
Series B 5.00% 8/1/20	6,970,000	8,300,225
Wise County, Texas
(Parker County Junior College District) 8.00% 8/15/34	1,000,000	1,222,170
		37,219,801
Local General Obligation Bonds – 3.35%
City of New York, New York
Series E 5.00% 8/1/20	3,615,000	4,271,990
Series J 5.00% 8/1/17	3,625,000	4,032,885
County of Arlington, Virginia
Series D 5.00% 8/1/17	1,375,000	1,537,497
County of Hennepin, Minnesota
Series B 5.00% 12/1/17	5,700,000	6,443,508
County of Prince George’s, Maryland
(Consolidated Public Improvement) Series C
5.00% 8/1/17	1,775,000	1,984,769
(Construction Public Improvement) Series B
5.00% 9/15/20	3,190,000	3,835,592
Ramsey County, Minnesota Capital Improvement Plan
Series A 5.00% 2/1/20	2,530,000	3,009,157
		25,115,398
Pre-Refunded Bonds – 1.45%
Commonwealth of Massachusetts
Series E 5.00% 11/1/23-16 (AMBAC)§	7,390,000	8,043,424
Lancaster Redevelopment Agency, California
(Redevelopment Project) 6.875% 8/1/39-19§	285,000	359,493
Maryland State & Local Facilities Loan Capital
Improvement
Second Series 5.00% 8/1/17-16§	1,070,000	1,153,481
New Jersey State Educational Facilities Authority Revenue
(University of Medicine & Dentistry) Series B
7.50% 12/1/32-19§	1,000,000	1,278,030
		10,834,428

14     NQ- 425 [11/14] 1/15 (13766)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Resource Recovery Revenue Bonds – 0.78%
Jefferson County Industrial Development Agency
(Green Bond)
4.75% 1/1/20 (AMT)	545,000	$547,202
5.25% 1/1/24 (AMT)	500,000	503,245
Mission Economic Development Corporation, Texas
Revenue
(Dallas Clean Energy McCommas)
6.875% 12/1/24 (AMT)	1,000,000	1,055,330
Orange County, Florida Industrial Development Authority
(Vitag Florida LLC Project) 144A 8.00% 7/1/36 (AMT)#	3,500,000	3,530,310
Phoenix, Arizona Industrial Development Authority
Revenue
(Vieste SPE LLC) Series A 5.50% 4/1/43 (AMT)	170,000	177,317
		5,813,404
Special Tax Revenue Bonds – 8.59%
Allentown, Pennsylvania Neighborhood Improvement Zone
Development Authority Revenue
Series A 5.00% 5/1/42	1,475,000	1,591,510
Anne Arundel County, Maryland Special Obligation
Revenue
(National Business Park - North Project) 6.10% 7/1/40	1,725,000	1,846,267
Baltimore, Maryland Convention Center Hotel Revenue
Subordinated
Series B 5.875% 9/1/39	1,000,000	1,031,200
Brooklyn Arena Local Development, New York Pilot
Revenue
(Barclays Center Project)
6.25% 7/15/40	5,500,000	6,469,760
6.50% 7/15/30	1,175,000	1,399,954
California Statewide Communities Development Authority
Revenue
(Inland Regional Center Project) 5.375% 12/1/37	6,220,000	6,505,000
County of Howard, Maryland
(Annapolis Junction Town Center Project)
5.80% 2/15/34	725,000	772,988
6.10% 2/15/44	1,420,000	1,523,490
Dutchess County, New York Local Development
Corporation Revenue
(Anderson Center Services Inc. Project) 6.00% 10/1/30	2,000,000	2,093,380
Farms New Kent, Virginia Community Development
Authority Special Assessment
Series C 5.80% 3/1/36 @‡	1,000,000	501,750

NQ- 425 [11/14] 1/15 (13766)     15

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Henderson, Nevada Local Improvement Districts No. T-18
5.30% 9/1/35	470,000	$391,186
Lancaster Redevelopment Agency, California
(Redevelopment Project) 6.875% 8/1/39	215,000	250,823
Midtown Miami, Florida Community Development District
(Parking Garage Project) Series A 5.00% 5/1/37	1,250,000	1,313,487
Mosaic District, Virginia Community Development
Authority Revenue
Series A 6.875% 3/1/36	1,500,000	1,735,320
Nampa Development Corporation, Idaho Revenue
144A 5.00% 9/1/31 #	2,940,000	3,201,513
5.90% 3/1/30	2,000,000	2,181,920
New Jersey Transportation Trust Fund Authority
(Transportation Program) Series AA 5.00% 6/15/44	2,000,000	2,133,660
(Transportation Systems) Series B
5.50% 12/15/16 (NATL-RE)	2,500,000	2,733,925
New Mexico Finance Authority
(Senior Lien) 4.00% 6/15/16	500,000	528,325
New York City, New York Industrial Development Agency
(Pilot - Queens Baseball Stadium)
5.00% 1/1/22 (AMBAC)	1,000,000	1,036,620
(Yankee Stadium) 7.00% 3/1/49 (ASSURED GTY)	1,000,000	1,213,370
New York City, New York Industrial Development Agency
Civic Facility Revenue
(YMCA of Greater New York Project) 5.00% 8/1/36	1,870,000	1,905,829
New York City, New York Transitional Finance Authority
Future Tax Secured Revenue
(Sub - Future Tax Secured - Fiscal) Series A-1
5.00% 11/1/19	1,525,000	1,798,722
New York State Dormitory Authority
(Unrefunded - General Purpose) Series E
5.00% 2/15/17	1,000,000	1,098,660
Norco, California Redevelopment Agency Tax Allocation
(Area #1 Project) 6.00% 3/1/36	1,000,000	1,186,250
Northampton County, Pennsylvania Industrial
Development Authority
(Route 33 Project) 7.00% 7/1/32	2,770,000	3,026,557
Overland Park, Kansas Special Obligation Revenue
(Prairiefire-Lionsgate Project) 6.00% 12/15/32	3,000,000	2,990,070
Regional Transportation, Colorado District Revenue
(Denver Transit Partners) 6.00% 1/15/41	1,000,000	1,121,280

16     NQ- 425 [11/14] 1/15 (13766)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,200,000	$1,207,728
Roseville Westpark, California Community Facilities District
No. 1
(Public Facilities) 5.25% 9/1/37	600,000	611,196
St. Joseph, Missouri Industrial Development Authority Tax
Increment Revenue
(Shoppes at North Village Project)
Series A 5.375% 11/1/24 @	1,000,000	1,000,370
Series A 5.50% 11/1/27 @	500,000	500,200
St. Louis, Missouri Industrial Development Authority Tax
Increment Revenue Improvement
(Grand Center Redevelopment Project) 6.375% 12/1/25	1,200,000	1,268,220
State of Nevada
5.00% 6/1/17	1,955,000	2,173,491
Texas Public Finance Authority
(Assessment - Unemployment Compensation)
5.00% 1/1/17	2,510,000	2,748,877
Winter Garden Village at Fowler Groves Community
Development District, Florida Special Assessment
Revenue
5.65% 5/1/37	895,000	911,745
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Capital Appreciation) Sales Tax Subordinate Lien
6.07% 6/1/21 ^	550,000	387,618
		64,392,261
State General Obligation Bonds – 4.22%
California State
5.00% 2/1/17	725,000	795,557
Various Purpose 5.00% 10/1/44	2,965,000	3,384,162
Commonwealth of Pennsylvania
First Series 5.00% 11/15/16	6,905,000	7,525,000
Commonwealth of Puerto Rico
Series A 8.00% 7/1/35	2,250,000	1,932,975
State of Connecticut
Series E 5.00% 12/15/17	1,040,000	1,135,690
State of Hawaii
Series EH 5.00% 8/1/20	5,000,000	5,960,250
State of Maryland
(State & Local Facilities Loan - 1st Series) 5.00% 8/1/20	6,000,000	7,200,000

NQ- 425 [11/14] 1/15 (13766)     17

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
State of New York
Series A 5.25% 2/15/24	2,000,000	$2,399,500
State of Washington
(Various Purposes) Series R-2010A 5.00% 1/1/17	1,140,000	1,247,981
		31,581,115
Transportation Revenue Bonds - 8.11%
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41	1,890,000	2,195,481
Subordinate Lien 6.75% 1/1/41	1,000,000	1,178,370
Foothill-Eastern Transportation Corridor Agency, California
Series A 5.75% 1/15/46	5,000,000	5,758,550
Series A 6.00% 1/15/49	5,440,000	6,324,762
Houston, Texas Airport System Revenue Subordinate Lien
Series A 5.00% 7/1/25 (AMT)	1,000,000	1,141,920
Kentucky Public Transportation Infrastructure Authority
(1st Tier - Downtown Crossing)
Series A 5.75% 7/1/49	3,000,000	3,422,040
Series A 6.00% 7/1/53	1,290,000	1,484,403
Maryland State Economic Development Corporation
Revenue
(Transportation Facilities Project) Series A 5.75% 6/1/35	1,400,000	1,511,426
Metropolitan Washington D.C. Airports Authority
Series B 5.00% 10/1/16 (AMT)	900,000	973,710
New York State Thruway Authority Revenue
Series A 5.00% 5/1/19	2,765,000	3,196,451
North Texas Tollway Authority
(Toll 2nd Tier) Series F 5.75% 1/1/38	7,000,000	7,744,170
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal) 6.00% 12/1/42	1,970,000	2,285,673
Riverside County, California Transportation Senior Lien
Series A 5.75% 6/1/48	1,000,000	1,138,210
Sacramento County, California Airport System Revenue
(PFC/Grant) Series C 6.00% 7/1/41	1,000,000	1,143,370
San Francisco, California City & County Airports
Commission
Series A 5.50% 5/1/27 (AMT)	1,915,000	2,142,847
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International) Series A-1
6.625% 7/1/34	1,090,000	1,282,069

18     NQ- 425 [11/14] 1/15 (13766)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	7,000,000	$8,444,660
7.50% 6/30/33	500,000	621,805
(NTE Mobility Partners)
6.75% 6/30/43 (AMT)	1,905,000	2,310,708
6.875% 12/31/39	4,055,000	4,801,201
7.00% 12/31/38 (AMT)	1,335,000	1,657,950
		60,759,776
Water & Sewer Revenue Bonds – 3.04%
County of Jefferson, Alabama Sewer Revenue
(Senior Lien - Warrants) Series A 5.50% 10/1/53 (AGM)	2,500,000	2,775,400
(Sub Lien-Warrants)
Series D 6.50% 10/1/53	8,500,000	9,642,995
Series D 7.00% 10/1/51	5,000,000	5,900,600
Metropolitan Water Reclamation District of Greater
Chicago, Illinois
(Capital Improvement) Series C 5.00% 12/1/16	500,000	544,920
New York City, New York Water & Sewer System Revenue
Series EE 5.00% 6/15/45	1,000,000	1,128,190
(2nd Generation Fiscal 2013) Series CC 5.00% 6/15/47	2,530,000	2,819,103
		22,811,208
Total Municipal Bonds (cost $675,042,371)		722,948,445

Short-Term Investments – 0.38%
Variable Rate Demand Notes – 0.38%¤
Colorado Educational & Cultural Facilities Authority
Revenue (National Jewish Federation Board)
0.02% 12/1/35 (LOC - TD Bank N.A.)●	1,500,000	1,500,000
Idaho State University Foundation Income Revenue (L.E. &
Thelma Stephens Project)
0.04% 5/1/21 (LOC - Wells Fargo Bank N.A.)●	920,000	920,000
St. Paul, Minnesota Housing & Redevelopment Authority
(Minnesota Public Radio Project)
0.02% 5/1/22 (LOC - JPMorgan Chase Bank N.A.)●	425,000	425,000

Total Short-Term Investments (cost $2,845,000)		2,845,000

NQ- 425 [11/14] 1/15 (13766)     19

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

Total Value of Securities – 96.87%
(cost $677,887,371)	$725,793,445

Receivables and Other Assets Net of Liabilities – 3.13%	23,481,261
Net Assets – 100.00%	$749,274,706

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2014, the aggregate value of Rule 144A securities was $27,081,712, which represents 3.61% of the Fund’s net assets.
@	Illiquid security. At Nov. 30, 2014, the aggregate value of illiquid securities was $2,002,320, which represents 0.27% of the Fund’s net assets.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Nov. 30, 2014.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
‡	Non-income-producing security. Security is currently in default.
●	Variable rate security. The rate shown is the rate as of Nov. 30, 2014. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Corporation
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by the Assured Guaranty Corporation
CDFI – Community Development Financial Institutions
LOC – Letter of Credit
NATL-RE – Insured by National Public Finance Guarantee Corporation
SGI – Insured by Syncora Guarantee Inc.

20     NQ- 425 [11/14] 1/15 (13766)

Notes
Delaware National High-Yield Municipal Bond Fund	November 30, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds – Delaware National High-Yield Municipal Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

NQ- 425 [11/14] 1/15 (13766)     21

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2014:

Level 2
Municipal Bonds	$722,948,445
Short-Term Investments	2,845,000

Total	$725,793,445

During the period ended Nov. 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Nov. 30, 2014, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2014 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

22     NQ- 425 [11/14] 1/15 (13766)

Schedule of investments
Delaware Tax-Free California Fund	November 30, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 98.81%
Corporate Revenue Bonds – 3.04%
Chula Vista Industrial Development Revenue
(San Diego Gas & Electric) Series D 5.875% 1/1/34	1,000,000	$1,187,400
Golden State Tobacco Securitization Settlement Revenue
(Asset-Backed Senior Notes) Series A-1 5.75% 6/1/47	2,035,000	1,717,194
		2,904,594
Education Revenue Bonds – 13.83%
California Educational Facilities Authority Revenue
(Woodbury University) 5.00% 1/1/36	1,000,000	1,004,300
California Municipal Finance Authority Educational
Revenue
(American Heritage Education Foundation Project) Series
A 5.25% 6/1/36	1,000,000	973,610
(Southwestern Law School) 6.50% 11/1/41	1,140,000	1,409,884
(Touro College & University System) Series A 5.25%
1/1/40	1,000,000	1,108,920
California School Finance Authority
(KIPP Louisiana Projects) Series A 5.125% 7/1/44	1,000,000	1,044,350
(Partnerships to Uplift Communities Valley Project)
Series A 6.75% 8/1/44	1,000,000	1,125,470
(View Park Elementary & Middle Schools) Series A
5.625% 10/1/34	575,000	579,054
California State Educational Facilities Authority
(University of Southern California) Series A 5.00%
10/1/23	1,000,000	1,247,500
California Statewide Communities Development Authority
Charter School Revenue
(Green Dot Public Schools) Series A 7.25% 8/1/41	800,000	930,576
California Statewide Communities Development Authority
Revenue
(Aspire Public Schools Project) 6.00% 7/1/40	1,000,000	1,026,630
(California Baptist University) Series A 6.125% 11/1/33	750,000	845,797
(University of California East Irvine Campus Apartments)
5.375% 5/15/38	1,000,000	1,121,740
Mt. San Antonio Community College District Convertible
Capital Appreciation Election 2008
5.875% 8/1/28 Ω	1,000,000	795,180
		13,213,011
Electric Revenue Bonds – 6.66%
Anaheim Public Financing Authority Electric System
District Facilities
Series A 5.00% 10/1/25	800,000	946,856
California State Department of Water Resources
Series L 5.00% 5/1/17	1,000,000	1,110,090

NQ- 329 [11/14] 1/15 (13760)     1

Schedule of investments
Delaware Tax-Free California Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Imperial Irrigation District Electric System Revenue
Series A 5.25% 11/1/24	500,000	$585,925
Series B 5.00% 11/1/36	250,000	278,445
Series C 5.25% 11/1/31	1,175,000	1,362,354
Southern California Public Power Authority Revenue
(Transmission Project) Series A 5.00% 7/1/22	1,000,000	1,145,690
Turlock Irrigation District Revenue
Series A 5.00% 1/1/30	830,000	930,380
		6,359,740
Healthcare Revenue Bonds – 15.13%
Abag Finance Authority for Nonprofit Corporations
(Episcopal Senior Communities) 6.125% 7/1/41	850,000	977,067
(Sharp Health Care)
6.25% 8/1/39	1,000,000	1,175,310
Series A 5.00% 8/1/26	300,000	342,606
Series A 5.00% 8/1/27	300,000	339,909
Series A 5.00% 8/1/28	250,000	282,050
California Health Facilities Financing Authority Revenue
(Catholic Health Care West)
Series A 6.00% 7/1/39	855,000	997,152
Series E 5.625% 7/1/25	1,000,000	1,145,960
(Children’s Hospital Los Angeles) Series A 5.00%
11/15/34	1,000,000	1,069,720
(St. Joseph Health System) Series A 5.75% 7/1/39	1,000,000	1,161,110
(Sutter Health Care) Series D 5.25% 8/15/31	1,000,000	1,143,370
California Statewide Communities Development Authority
Revenue
(BE Group) 144A 7.25% 11/15/41 #	500,000	598,850
(Covenant Retirement Communities) 5.625% 12/1/36	1,000,000	1,097,310
(Episcopal Communities & Services)
5.00% 5/15/27	500,000	562,510
5.00% 5/15/32	600,000	656,190
(Kaiser Permanente) Series A 5.00% 4/1/19	1,000,000	1,164,900
City of La Verne
(Brethren Hillcrest Homes) 5.00% 5/15/36	750,000	801,548
San Buenaventura Community Memorial Health Systems
7.50% 12/1/41	785,000	943,499
		14,459,061
Housing Revenue Bonds – 4.38%
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Projects) Series A 6.40% 8/15/45	975,000	1,095,783

2     NQ- 329 [11/14] 1/15 (13760)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
California Statewide Communities Development
Multifamily Housing Authority Revenue
(Silver Ridge Apartments) Series H 5.80% 8/1/33
(FNMA) (AMT) ●	1,000,000	$1,002,710
Independent Cities Finance Authority
Series A 5.25% 5/15/44	1,000,000	1,086,580
Santa Clara County Multifamily Housing Authority Revenue
(Rivertown Apartments Project) Series A 5.85% 8/1/31
(AMT)	1,000,000	1,000,760
		4,185,833
Lease Revenue Bonds – 10.85%
Abag Finance Authority for Nonprofit Corporations
(Jackson Laboratory) 5.00% 7/1/37	1,000,000	1,082,920
California Municipal Finance Authority
(Goodwill Industry of Sacramento Valley & Northern
Nevada Project) 5.00% 1/1/35	635,000	635,000
California State Public Works Board Lease Revenue
(California State Prisons Los Angeles) Series C 5.00%
10/1/26	1,000,000	1,175,880
(General Services Buildings 8 & 9) Series A 6.25%
4/1/34	1,000,000	1,201,960
Elsinore Valley Municipal Water District
Series A 5.00% 7/1/24 (BHAC)	1,000,000	1,131,640
Golden State Tobacco Securitization Settlement Revenue
(Enhanced Asset-Backed) Series A 5.00% 6/1/29	1,000,000	1,147,990
San Diego Public Facilities Financing Authority Lease
Revenue
(Master Project) Series A 5.25% 3/1/40	1,000,000	1,100,960
San Jose Financing Authority
(Civic Center Project) Series A 5.00% 6/1/33	1,000,000	1,161,830
San Mateo Joint Powers Financing Authority Lease
Revenue
(Capital Projects) Series A 5.25% 7/15/26	1,000,000	1,160,780
Ventura County Public Financing Authority Revenue
Series A 5.00% 11/1/33	500,000	571,765
		10,370,725
Local General Obligation Bonds – 7.32%
Anaheim School District Capital Appreciation Election
2002
4.58% 8/1/25 (NATL-RE) ^	1,000,000	677,320
Bonita Unified School District Election 2008
Series B 5.25% 8/1/28	800,000	937,176

NQ- 329 [11/14] 1/15 (13760)     3

Schedule of investments
Delaware Tax-Free California Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Central Unified School District Election 2008
Series A 5.625% 8/1/33 (ASSURED GTY)	1,000,000	$1,147,070
City of Los Angeles
Series B 5.00% 9/1/16	1,000,000	1,083,060
Grossmont Union High School District Election 2004
5.00% 8/1/33	1,000,000	1,100,720
Pittsburg Unified School District Financing Authority
Revenue
(Pittsburg Unified School District Building Program)
5.50% 9/1/46 (AGM)	800,000	910,640
Santa Barbara Community College District Election 2008
Series A 5.25% 8/1/33	1,000,000	1,134,150
		6,990,136
Pre-Refunded Bonds – 5.71%
California State Public Works Board Lease Revenue
(Regents University) Series G 5.00% 12/1/25-21 §	1,380,000	1,686,029
Grossmont Union High School District Election 2004
5.00% 8/1/23-15 (NATL-RE) §	500,000	516,420
Lancaster Redevelopment Agency
(Combined Redevelopment Project Areas) 6.875%
8/1/39-19 §	285,000	359,493
San Bernardino County Special Tax Community Facilities
District No. 2002-1
5.90% 9/1/33-15	2,000,000	2,010,080
State of California Department of Water Resources
(Center Valley Project) Series AG 5.00% 12/1/28-19 §	740,000	880,644
		5,452,666
Resource Recovery Revenue Bond – 1.19%
South Bayside Waste Management Authority Revenue
(Shoreway Environmental Center) Series A 6.00%
9/1/36	1,000,000	1,139,900
		1,139,900
Special Tax Revenue Bonds – 11.22%
California State Economic Recovery
Series A 5.00% 7/1/19	1,000,000	1,182,280
California Statewide Communities Development Authority
Revenue
(Inland Regional Center Project) 5.375% 12/1/37	1,350,000	1,411,857
Commerce Joint Powers Financing Authority Revenue
(Redevelopment Project) Series A 5.00% 8/1/28
(RADIAN)	940,000	941,081

4     NQ- 329 [11/14] 1/15 (13760)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Fremont Community Facilities District No. 1
(Special Tax Pacific Commons) 5.375% 9/1/36	1,000,000	$1,013,130
Glendale Redevelopment Agency Tax Allocation Revenue
(Central Glendale Redevelopment Project) 5.50%
12/1/24	1,000,000	1,054,640
Lancaster Redevelopment Agency
(Combined Redevelopment Project Areas) 6.875%
8/1/39	215,000	250,823
Poway Redevelopment Agency Tax Allocation Revenue
5.75% 6/15/33 (NATL-RE)	270,000	270,548
Rancho Santa Fe Community Services District Financing
Authority Revenue Superior Lien
Series A 5.75% 9/1/30	800,000	918,600
Riverside County Redevelopment Agency Tax Allocation
Housing
Series A 6.00% 10/1/39	1,000,000	1,156,990
Roseville Westpark Special Tax Public Community
Facilities District No. 1
5.25% 9/1/37	500,000	509,330
San Diego Redevelopment Agency Tax Allocation Revenue
(Naval Training Center) Series A 5.75% 9/1/40	1,000,000	1,093,720
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note) Series A 5.00%
10/1/29	325,000	357,113
Yucaipa Special Tax Community Facilities District No. 98-1
(Chapman Heights) 5.375% 9/1/30	500,000	563,545
		10,723,657
State General Obligation Bonds – 7.92%
California State
5.00% 2/1/17	1,000,000	1,097,320
5.25% 11/1/40	1,000,000	1,148,470
Various Purposes
5.25% 3/1/30	1,000,000	1,161,690
5.25% 4/1/35	1,000,000	1,165,500
5.50% 4/1/18	1,000,000	1,155,210
6.00% 3/1/33	1,000,000	1,224,140
6.00% 4/1/38	515,000	617,449
		7,569,779
Transportation Revenue Bonds – 8.02%
Bay Area Toll Authority Bridge Revenue
(San Francisco Bay Area)
Series F-1 5.25% 4/1/23	1,000,000	1,176,480

NQ- 329 [11/14] 1/15 (13760)     5

Schedule of investments
Delaware Tax-Free California Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Bay Area Toll Authority Bridge Revenue
(San Francisco Bay Area)
Series F-1 5.25% 4/1/27	800,000	$934,136
Los Angeles Department of Airports Subordinate
(Los Angeles International Airport) Series B 5.00%
5/15/33	1,000,000	1,129,910
Riverside County Transportation Commission Senior Lien
Series A 5.75% 6/1/44	500,000	570,900
San Diego Redevelopment Agency
(Centre City Redevelopment Project) Series A 6.40%
9/1/25	1,000,000	1,004,680
San Francisco Municipal Transportation Agency Revenue
Series B 5.00% 3/1/37	1,500,000	1,685,460
San Jose, California Airport Revenue
Series B 5.00% 3/1/28	1,000,000	1,164,540
		7,666,106
Water & Sewer Revenue Bonds – 3.54%
San Diego Public Facilities Financing Authority Water
Revenue
Subordinate Series A 5.00% 8/1/29	1,000,000	1,169,390
San Francisco City & County Public Utilities Commission
Water Revenue
Series B 5.00% 11/1/26	800,000	933,240
(Water & Sewer Improvement) Subordinate Series A
5.00% 11/1/32	1,015,000	1,187,083
State of California Department of Water Resources
(Center Valley Project) Series AG 5.00% 12/1/28	75,000	87,449
		3,377,162
Total Municipal Bonds (cost $86,506,979)		94,412,370

	Number of
	shares
Short-Term Investments – 0.60%
Money Market Instrument – 0.60%
California Municipal Cash Trust	574,772	574,772
Total Short-Term Investments (cost $574,772)		574,772
Total Value of Securities – 99.41%
(cost $87,081,751)		94,987,142

Receivables and Other Assets Net of Liabilities – 0.59%		560,169
Net Assets – 100.00%		$95,547,311

6     NQ- 329 [11/14] 1/15 (13760)

(Unaudited)

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2014, the aggregate value of Rule 144A securities was $598,850, which represents 0.63% of the Fund’s net assets.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of Nov. 30, 2014. Interest rates reset periodically.
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
BHAC – Insured by Berkshire Hathaway Assurance Company
FNMA – Federal National Mortgage Association Collateral
NATL-RE – Insured by National Public Finance Guarantee Corporation
RADIAN – Insured by Radian Asset Assurance

NQ- 329 [11/14] 1/15 (13760)     7

Notes
Delaware Tax-Free California Fund	November 30, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds – Delaware Tax-Free California Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset values. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

8     NQ- 329 [11/14] 1/15 (13760)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2014:

Level 2
Municipal Bonds	$94,412,370
Short-Term Investments	574,772
Total	$94,987,142

During the period ended Nov. 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Nov. 30, 2014, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no additional material events or transactions occurred subsequent to Nov. 30, 2014 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ- 329 [11/14] 1/15 (13760)     9

Schedules of investments
Delaware Tax-Free Idaho Fund	November 30, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 98.86%
Corporate Revenue Bonds – 5.17%
Nez Perce County Pollution Control Revenue
(Potlatch Project) 6.00% 10/1/24	3,750,000	$3,753,525
Power County Industrial Development Revenue
(FMC project) 6.45% 8/1/32 (AMT)	2,000,000	2,003,820
		5,757,345
Education Revenue Bonds – 11.54%
Boise State University Revenue
(General Project)
Series A 4.00% 4/1/37	1,250,000	1,294,625
Series A 4.25% 4/1/32 (NATL-RE)	750,000	770,250
Series A 5.00% 4/1/26	965,000	1,118,242
Series A 5.00% 4/1/39	1,000,000	1,083,820
Series A 5.00% 4/1/42	1,350,000	1,499,891
Idaho Housing & Finance Association Nonprofit Facilities
(North Star Charter School Capital Appreciation Bond)
Series B 144A 5.00% 7/1/49 #^	2,888,155	234,518
(North Star Charter School) Series A 6.75% 7/1/48	529,151	522,187
University of Idaho
Series 2011 5.25% 4/1/41 ●	1,910,000	2,243,180
Series A 5.00% 4/1/21 (AMBAC)	1,150,000	1,168,596
Series B 4.50% 4/1/41 (AGM) ●	1,100,000	1,206,777
Series B 5.00% 4/1/28	1,000,000	1,138,200
Series B 5.00% 4/1/32	500,000	559,145
		12,839,431
Electric Revenue Bond – 1.02%
Boise-Kuna Irrigation District Revenue
(Arrowrock Hydroelectric Project) 6.30% 6/1/31	1,000,000	1,132,820
		1,132,820
Healthcare Revenue Bonds – 10.18%
Idaho Health Facilities Authority Revenue
(St. Luke’s Health System Project)
Series A 5.00% 3/1/47	1,500,000	1,625,745
Series A 6.50% 11/1/23	250,000	289,660
Series A 6.75% 11/1/37	1,250,000	1,437,050
(St. Luke’s Regional Medical Center Project) 5.00%
7/1/35 (AGM)	2,500,000	2,695,450
(Trinity Health Center Group)
Series B 6.125% 12/1/28	1,210,000	1,403,019
Series D 4.50% 12/1/37	1,385,000	1,469,097

NQ- 360 [11/14] 1/15 (13758)     1

Schedules of investments
Delaware Tax-Free Idaho Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	2,245,000	$2,404,081
		11,324,102
Housing Revenue Bonds – 2.49%
Idaho Housing & Finance Association Single Family
Mortgage Revenue
Series A Class II 4.375% 7/1/32	995,000	1,053,088
Series B Class I 5.00% 7/1/37 (AMT)	435,000	435,313
Series C Class II 4.95% 7/1/31	995,000	1,051,217
Series I-1 Class I 5.45% 1/1/39 (AMT)	225,000	227,702
		2,767,320
Lease Revenue Bonds – 8.16%
Idaho Housing & Finance Association Revenue
(TDF Facilities Project-Recovery Zone)
Series A 6.50% 2/1/26	1,370,000	1,677,510
Series A 7.00% 2/1/36	1,500,000	1,830,465
Idaho State Building Authority Revenue
5.00% 9/1/30	1,375,000	1,596,540
5.00% 9/1/40	1,250,000	1,405,725
(Capitol Mall Parking Project)
Series A 4.50% 9/1/25	455,000	524,165
Series A 4.50% 9/1/26	485,000	555,179
Series A 4.50% 9/1/27	505,000	574,124
(Eastern Idaho Technical College Project) Series B
5.00% 9/1/25	740,000	914,189
		9,077,897
Local General Obligation Bonds – 29.35%
Ada & Canyon Counties Joint School District No. 2
Meridian
4.50% 7/30/22	1,500,000	1,718,295
5.50% 7/30/16	1,305,000	1,415,168
Bonneville Joint School District No. 93
(School Board Guaranteed)
Series A 5.00% 9/15/30	1,515,000	1,760,203
Series A 5.00% 9/15/31	870,000	1,008,817
Series C 5.00% 9/15/23	370,000	443,734
Canyon County School District No. 131 Nampa
(School Board Guaranteed)
Series B 5.00% 8/15/23	1,295,000	1,567,131

2     NQ- 360 [11/14] 1/15 (13758)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Canyon County School District No. 132 Caldwell
5.00% 7/30/15 (NATL-RE)	2,000,000	$2,061,900
Series A 5.00% 9/15/22 (AGM)	1,725,000	1,931,759
Series A 5.00% 9/15/23 (AGM)	1,810,000	2,026,947
Canyon County School District No. 139 Vallivue
(School Board Guaranteed)
5.00% 9/15/33	1,000,000	1,159,040
Series B 5.00% 9/15/24	1,480,000	1,763,864
Idaho Bond Bank Authority Revenue
Series A 5.00% 9/15/28	1,250,000	1,406,225
Series A 5.00% 9/15/31	1,025,000	1,174,681
Series A 5.00% 9/15/33	1,125,000	1,283,693
Series A 5.25% 9/15/26	2,000,000	2,294,760
Series B 5.00% 9/15/30 (NATL-RE)	725,000	773,851
Kootenai County School District No. 271 Coeur D’Alene
(School Board Guaranteed)
Series B 4.00% 9/15/24	540,000	604,001
Series B 4.00% 9/15/25	650,000	720,395
Madison County School District No. 321 Rexburg
(School Board Guaranteed)
Series B 5.00% 8/15/24	1,500,000	1,868,310
Series B 5.00% 8/15/25	1,080,000	1,350,983
Series B 5.00% 8/15/26	710,000	890,397
Twin Falls County School District No. 411 Twin Falls
Series A 4.75% 9/15/37	1,000,000	1,142,540
Twin Falls County School District No. 413 Filer
(School Board Guaranteed) 5.25% 9/15/25	2,000,000	2,281,140
		32,647,834
Pre-Refunded Bonds – 4.73%§
Ada & Boise Counties Independent School District Boise
City
(School Board Guaranteed) 5.00% 8/1/24-17 (AGM)	1,500,000	1,676,415
Ada & Canyon Counties Joint School District No. 2
Meridian
(School Board Guaranteed) 4.75% 2/15/20-15	1,000,000	1,009,900
Nampa City
Series B 5.00% 8/1/21-15 (NATL-RE)	2,475,000	2,556,081
Puerto Rico Sales Tax Financing Revenue First
Subordinate
Series A 5.50% 8/1/28-19	15,000	17,923
		5,260,319

NQ- 360 [11/14] 1/15 (13758)     3

Schedules of investments
Delaware Tax-Free Idaho Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds – 14.78%
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	$595,347
Series A 5.25% 1/1/36	705,000	785,377
Series B-1 5.00% 1/1/42	1,425,000	1,544,657
Idaho Bond Bank Authority Revenue
Series D 5.00% 9/15/23	1,030,000	1,245,929
Series D 5.00% 9/15/30	350,000	405,048
Idaho Water Resource Board
(Ground Water Rights Mitigation) Series A 5.00%
9/1/32	3,565,000	3,848,667
Ketchum Urban Renewal Agency Tax Increment Revenue
5.50% 10/15/34	1,500,000	1,592,970
Nampa Development Tax Increment Revenue
144A 5.00% 9/1/31 #	1,000,000	1,088,950
5.90% 3/1/30	3,000,000	3,272,880
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note)
5.00% 10/1/29 (AGM)	1,500,000	1,702,155
Series A 5.00% 10/1/29	325,000	357,113
		16,439,093
Transportation Revenue Bonds – 10.43%
Boise City Airport Revenue
(Air Terminal Facilities Project)
5.75% 9/1/19 (AGM) (AMT)	1,000,000	1,189,600
5.75% 9/1/20 (AGM) (AMT)	1,000,000	1,204,860
(Parking Facilities Project) 4.00% 9/1/32	2,180,000	2,281,784
Idaho Housing & Finance Association Grant Anticipated
Revenue
(Federal Highway Trust)
5.00% 7/15/24 (NATL-RE)	2,000,000	2,131,300
Series A 5.25% 7/15/20 (ASSURED GTY)	2,750,000	3,117,537
Series A 5.25% 7/15/25 (ASSURED GTY)	1,500,000	1,678,425
		11,603,506
Water & Sewer Revenue Bond – 1.01%
Idaho Bond Bank Authority Revenue
Series C 5.375% 9/15/38	1,000,000	1,127,490
		1,127,490
Total Municipal Bonds (cost $103,241,173)		109,977,157

4     NQ- 360 [11/14] 1/15 (13758)

(Unaudited)

	Number of
	shares	Value (U.S. $)
Short-Term Investment – 0.05%
Money Market Mutual Fund – 0.05%
Dreyfus Cash Management Fund	56,836	$56,836
Total Short-Term Investment (cost $56,836)		56,836

Total Value of Securities – 98.91%
(cost $103,298,009)		110,033,993

Receivables and Other Assets Net of Liabilities – 1.09%		1,211,097
Net Assets – 100.00%		$111,245,090

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2014, the aggregate value of Rule 144A securities was $1,323,468, which represents 1.19% of the Fund’s net assets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of Nov. 30, 2014. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
NATL-RE – Insured by National Public Finance Guarantee Corporation

NQ- 360 [11/14] 1/15 (13758)     5

Notes
Delaware Tax-Free Idaho Fund	November 30, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds – Delaware Tax-Free Idaho Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset values. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

6     NQ- 360 [11/14] 1/15 (13758)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2014:

	Level 1	Level 2	Total
Municipal Bonds	$—	$109,977,157	$109,977,157
Short-Term Investments	56,836	—	56,836
Total	$56,836	$109,977,157	$110,033,993

During the period ended Nov. 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Nov. 30, 2014, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2014 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ- 360 [11/14] 1/15 (13758)     7

Schedule of investments
Delaware Tax-Free New York Fund	November 30, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 96.61%
Corporate Revenue Bonds – 6.92%
New York City Industrial Development Agency Special
Facilities Revenue
(American Airlines - JFK International Airport)
7.75% 8/1/31 (AMT) ●	250,000	$273,640
New York Liberty Development Revenue
(Second Priority - Bank of America Tower)
Class 2 5.625% 7/15/47	500,000	568,970
Class 3 6.375% 7/15/49	865,000	979,950
Niagara Area Development Revenue
(Covanta Energy Project) Series B 144A 4.00%
11/1/24 #	1,060,000	1,077,691
Suffolk County Industrial Development Agency Revenue
(Keyspan-Port Jefferson Energy Center)
5.25% 6/1/27 (AMT)	250,000	251,205
Suffolk Tobacco Asset Securitization
Series B 5.25% 6/1/37	700,000	766,955
TSASC Revenue
(Asset-Backed)
Series 1 5.00% 6/1/34	500,000	418,225
Series 1 5.125% 6/1/42	1,050,000	856,821
		5,193,457
Education Revenue Bonds – 21.49%
Albany Industrial Development Agency Civic Facilities
Revenue
(Brighter Choice Charter School) Series A
5.00% 4/1/37	250,000	250,365
Buffalo & Erie County Industrial Land Development
(Buffalo State College Foundation Housing)
6.00% 10/1/31	525,000	623,821
(Medaille College Project) 5.25% 4/1/35	500,000	529,700
Build NYC Resource
(Bronx Charter School for Excellence)
5.00% 4/1/33	500,000	526,975
5.50% 4/1/43	500,000	538,930
Dutchess County Local Development
(Marist College Project) Series A 5.00% 7/1/19	760,000	879,601
Madison County Capital Resource Revenue
(Colgate University Project) Series A 5.00% 7/1/28	400,000	460,668
Monroe County Industrial Development Revenue
(Nazareth College Rochester Project)
5.00% 10/1/22	340,000	389,681
5.00% 10/1/23	470,000	541,031
5.25% 10/1/31	500,000	543,765

NQ- 401 [11/14] 1/15 (13765)     1

Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Monroe County Industrial Development Revenue
(Nazareth College Rochester Project)
5.50% 10/1/41	500,000	$546,510
(St. John Fisher College) Series A 5.50% 6/1/39	300,000	336,942
New York City Trust for Cultural Resources
(Whitney Museum of American Art) 5.00% 7/1/31	500,000	560,455
New York State Dormitory Authority
(Brooklyn Law School) 5.75% 7/1/33	340,000	383,479
(Cornell University) Series A 5.00% 7/1/34	170,000	193,509
(Fordham University) 5.00% 7/1/44	650,000	730,815
(Manhattan Marymount) 5.00% 7/1/24	350,000	373,229
(Mt. Sinai School of Medicine)
5.00% 7/1/19	500,000	576,760
5.125% 7/1/39	500,000	554,690
(New York University) Series A 5.25% 7/1/34	500,000	570,595
(Rockefeller University) Series A 5.00% 7/1/27	250,000	289,383
(Skidmore College) Series A 5.00% 7/1/21	325,000	381,323
(Teachers College) 5.50% 3/1/39	250,000	279,095
(Touro College and University) Series A 5.50% 1/1/44	1,000,000	1,117,210
(University of Rochester)
Series A 5.125% 7/1/39	250,000	282,060
Series A-2 4.375% 7/1/20	175,000	184,411
Onondaga Civic Development Revenue
(Le Moyne College Project) 5.20% 7/1/29	500,000	537,945
Onondaga County Trust for Cultural Research Revenue
(Syracuse University Project) Series B 5.00% 12/1/19	350,000	414,519
St. Lawrence County Industrial Development Agency Civic
Facility Revenue
(St. Lawrence University) Series A 5.00% 10/1/16	500,000	540,565
Suffolk County Industrial Development Agency Civic
Facility Revenue
(New York Institute of Technology Project)
5.00% 3/1/26	600,000	605,808
Troy Capital Resource Revenue
(Rensselaer Polytechnic) Series B 5.00% 9/1/18	165,000	187,978
Troy Industrial Development Authority
(Rensselaer Polytechnic) Series E 5.20% 4/1/37	500,000	551,715
Yonkers Economic Development Education Revenue
(Charter School Educational Excellence) Series A
6.25% 10/15/40	600,000	638,394
		16,121,927

2     NQ- 401 [11/14] 1/15 (13765)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Electric Revenue Bonds – 1.67%
Long Island Power Authority Electric System Revenue
Series A 5.75% 4/1/39	350,000	$397,831
Series B 5.75% 4/1/33	250,000	285,523
New York State Power Authority Revenue
Series A 5.00% 11/15/38	500,000	568,985
		1,252,339
Healthcare Revenue Bonds – 19.43%
Albany Industrial Development Agency Civic Facility
Revenue
(St. Peter’s Hospital Project) Series A 5.25% 11/15/32	800,000	870,232
Dutchess County Local Development
Series A 5.00% 7/1/34	350,000	389,133
Series A 5.00% 7/1/44	1,000,000	1,092,310
East Rochester Housing Authority Revenue
(Senior Living-Woodland Village Project) 5.50% 8/1/33	500,000	508,090
Monroe County Industrial Development Insured
(Rochester General Hospital)
Series A 5.00% 12/1/27	330,000	370,679
Series A 5.00% 12/1/28	655,000	733,292
(University Hospital of Rochester Project)
5.50% 8/15/40 (FHA)	585,000	688,387
Nassau County Local Economic Assistance
(Catholic Health Services of Long Island)
5.00% 7/1/29	375,000	426,049
5.00% 7/1/33	725,000	811,681
New York City Health & Hospital Revenue
(Health System) Series A 5.00% 2/15/30	500,000	553,895
New York Dormitory Authority Revenue Non-State
Supported Debt
(Memorial Sloan-Kettering)
Series 1 5.00% 7/1/23	600,000	718,020
Series 1 5.00% 7/1/35	225,000	237,209
Subordinate Series A2 5.00% 7/1/26	500,000	567,140
(Mt. Sinai Hospital) Series A 5.00% 7/1/26	600,000	684,702
(North Shore Long Island Jewish Group)
Series A 5.00% 5/1/41	500,000	547,020
Series A 5.50% 5/1/37	500,000	554,815
(Orange Regional Medical Center)
6.125% 12/1/29	540,000	579,317
6.25% 12/1/37	250,000	266,023

NQ- 401 [11/14] 1/15 (13765)     3

Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Onondaga Civic Development
(St. Joseph’s Hospital Health Care Project)
5.125% 7/1/31	500,000	$528,085
Onondaga Civic Development Revenue
(St. Joseph’s Hospital Health Center)
4.50% 7/1/32	365,000	355,375
5.00% 7/1/42	750,000	751,373
Orange County Funding Assisted Living Residence
Revenue
6.50% 1/1/46	500,000	491,770
Saratoga County
(Saratoga Hospital Project) Series A 5.00% 12/1/26	500,000	579,955
Suffolk County Economic Development Revenue
(Catholic Health Services) 5.00% 7/1/28	500,000	550,280
(Peconic Landing Southland) 6.00% 12/1/40	650,000	718,822
		14,573,654
Housing Revenue Bonds – 0.48%
New York Mortgage Agency Revenue
44th Series 4.35% 10/1/24 (AMT)	345,000	363,719
		363,719
Lease Revenue Bonds – 9.54%
Erie County Industrial Development Agency School Facility
Revenue
(Buffalo City School District) Series A 5.25% 5/1/25	500,000	572,530
Hudson Yards Infrastructure Revenue
Series A 5.75% 2/15/47	1,000,000	1,151,280
New York City Industrial Development Agency
(New York Stock Exchange Project) Series A
5.00% 5/1/18	350,000	395,531
(Senior Trips)
Series A 5.00% 7/1/22 (AMT)	1,085,000	1,207,171
Series A 5.00% 7/1/28 (AMT)	1,500,000	1,645,155
New York Liberty Development
(World Trade Center Project)
5.00% 11/15/31	500,000	561,585
144A 5.375% 11/15/40 #	500,000	524,570
Tobacco Settlement Financing Authority Revenue
(Asset-Backed) Series B 5.00% 6/1/21	500,000	533,430
United Nations Development Revenue
Series A 5.00% 7/1/26	500,000	567,560
		7,158,812

4     NQ- 401 [11/14] 1/15 (13765)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Local General Obligation Bonds – 6.96%
New York City
Fiscal 2014 Subordinate Series D-1 5.00% 8/1/31	1,000,000	$1,157,100
Series B 5.00% 8/1/27	500,000	584,410
Series G 5.00% 8/1/22	500,000	599,955
Subordinate Series A-1 5.00% 10/1/27	500,000	585,875
Subordinate Series C-1 5.00% 10/1/19	500,000	559,355
Subordinate Series I-1 5.375% 4/1/36	500,000	573,310
New York Dormitory Authority Revenue Non-State
Supported Debt
(School Districts Financing Program)
Series A 5.00% 10/1/23	500,000	593,085
Series A 5.00% 10/1/25 (AGM)	500,000	565,205
		5,218,295
Pre-Refunded Bonds – 1.36%§
New York City Transitional Finance Authority
(Future Tax Secured) Subordinated Series B
5.00% 11/1/18-17	335,000	368,741
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue
Series Y 5.50% 7/1/36-16	475,000	513,594
Triborough Bridge & Tunnel Authority
Series C 5.00% 11/15/24-18	120,000	139,435
		1,021,770
Resource Recovery Revenue Bond – 0.50%
Jefferson County Industrial Development Agency
(Green Bond) 5.25% 1/1/24 (AMT)	370,000	372,401
		372,401
Special Tax Revenue Bonds – 16.07%
Brooklyn Arena Local Development
(Barclays Center Project)
6.25% 7/15/40	500,000	588,160
6.375% 7/15/43	500,000	590,090
6.50% 7/15/30	500,000	595,725

NQ- 401 [11/14] 1/15 (13765)     5

Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Guam Government Business Privilege Tax Revenue
Series A 5.25% 1/1/36	240,000	$267,362
Metropolitan Transportation Authority Revenue
(Dedicated Tax Fund) Series B 5.00% 11/15/34	500,000	563,735
New York City Industrial Development Agency Civic
Facility Revenue
(YMCA of Greater New York Project) 5.00% 8/1/36	600,000	611,496
New York City Transitional Finance Authority Revenue
(Building Aid)
Series S-1 5.00% 7/15/21	750,000	896,693
Subordinate Series S1 5.25% 7/15/37	1,000,000	1,145,660
(Future Tax Secured)
Fiscal 2011 5.00% 2/1/26	250,000	290,553
Fiscal 2011 5.25% 2/1/29	500,000	582,720
Series A1 5.00% 11/1/42	750,000	850,650
Series B1 5.00% 11/1/40	750,000	856,785
Series C 5.25% 11/1/25	500,000	591,425
Un-refunded Balance 5.00% 11/1/18	165,000	181,998
New York Dormitory Authority State Supported Debt
Revenue
(Consolidated Services Contract) 5.00% 7/1/17 (AGM)	500,000	553,960
New York Environmental Facilities
Series A 5.25% 12/15/19	350,000	416,878
New York State Dormitory Authority General Purpose
Series C 5.00% 3/15/34	500,000	572,645
New York State Thruway Authority
(Transit Improvements) Series A 5.00% 3/15/17	500,000	550,970
Sales Tax Asset Receivable
Fiscal 2015 Series A 5.00% 10/15/22	1,000,000	1,232,540
Virgin Islands Public Finance Authority Revenue
(Matching Fund Loan Note - Senior Lien) Series A
5.00% 10/1/29	100,000	109,881
		12,049,926
State General Obligation Bonds – 0.93%
New York City
Series E 5.00% 8/1/28	125,000	143,339
New York State
Series A 5.00% 3/1/38	500,000	552,000
		695,339
Transportation Revenue Bonds – 9.03%
Metropolitan Transportation Authority Revenue
Series 2008C 6.50% 11/15/28	200,000	241,410

6     NQ- 401 [11/14] 1/15 (13765)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Metropolitan Transportation Authority Revenue
Series C 5.00% 11/15/32	500,000	$571,700
Series D 5.00% 11/15/32	500,000	571,700
Series D 5.25% 11/15/27	500,000	574,545
Series F 5.00% 11/15/15	150,000	156,948
New York State Thruway Authority General Revenue
Series I 5.00% 1/1/32	700,000	790,965
New York State Thruway Authority Revenue
Series H 5.00% 1/1/30 (NATL-RE)	750,000	820,777
Niagara Frontier Transportation Authority
(Buffalo Niagara International Airport) Series A
5.00% 4/1/29 (AMT)	350,000	391,363
Port Authority of New York & New Jersey
(Consolidated-One Hundred Fifty-Third) 5.00% 7/15/35	250,000	278,463
(JFK International Air Terminal)
6.00% 12/1/42	700,000	812,168
6.50% 12/1/28	550,000	579,282
Consolidated Series 186 5.00% 10/15/22 (AMT)	750,000	891,067
Triborough Bridge & Tunnel Authority
Series C 5.00% 11/15/24	80,000	91,773
		6,772,161
Water & Sewer Revenue Bonds – 2.23%
New York City Municipal Water Finance Authority Water &
Sewer System Revenue
Fiscal 2009 Series A 5.75% 6/15/40	200,000	229,484
Series FF-2 5.50% 6/15/40	250,000	288,093
(Second General Resolution) Fiscal 2012 Series BB
5.25% 6/15/44	500,000	564,035
New York State Environmental Facilities Revenue Clean
Water & Drinking Revolving Funds
5.00% 6/15/30	500,000	587,525
		1,669,137
Total Municipal Bonds (cost $67,382,902)		72,462,937

Total Value of Securities – 96.61%
(cost $67,382,902)		72,462,937

Receivables and Other Assets Net of Liabilities – 3.39%		2,542,435
Net Assets – 100.00%		$75,005,372

NQ- 401 [11/14] 1/15 (13765)     7

Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2014, the aggregate value of Rule 144A securities was $1,602,261, which represents 2.14% of the Fund’s net assets.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of Nov. 30, 2014. Interest rates reset periodically.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
FHA – Federal Housing Administration
NATL-RE – Insured by National Public Finance Guarantee Corporation

8     NQ- 401 [11/14] 1/15 (13765)

Notes
Delaware Tax-Free New York Fund	November 30, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds – Delaware Tax-Free New York Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

NQ- 401 [11/14] 1/15 (13765)     9

Notes
Delaware Tax-Free New York Fund

2. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2014:

Level 2
Municipal Bonds	$72,462,937

During the period ended Nov. 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. At Nov. 30, 2014, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2014 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

10     NQ- 401 [11/14] 1/15 (13765)

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: